INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of movement of intangible assets

		Effects of
	Balance as of	deconsolidation -	Acquisition of	Additions/	Write-offs/			Balance as of
	12/31/2021	Eletronuclear	control - MESA	Constitutions	Reversals	Amortizations	Transfers	12/31/2022
Intangible assets in service
Concessions (a)	4,169,739	—	880,584	75,021,254	(1,156)	(1,013,732)	—	79,056,689
Software	120,097	(18,790)	463	7,183	—	(18,198)	21,778	112,533
Goodwill	158,460	—	—	—	—	(8,196)	(57,625)	92,639
Use of the Public Good	88,068	—	134,741	—	—	(5,005)	—	217,804
Others	69,008	—	109,794	10,726	(7,754)	(42,934)	9,531	148,371
	4,605,372	(18,790)	1,125,582	75,039,163	(8,910)	(1,088,065)	(26,316)	79,628,036

Impairment¹	(70,092)	—	—	(100,153)	17,257	—	—	(152,988)

	4,535,280	(18,790)	1,125,582	74,939,010	8,347	(1,088,065)	(26,316)	79,475,048
Intangible assets in progress
Software	275,941	(60,403)	4,448	112,645	—	—	(27,792)	304,839
Others	180,955	—	—	48,997	(5,002)	—	(24,256)	200,694
	456,896	(60,403)	4,448	161,642	(5,002)	—	(52,048)	505,533

	4,992,176	(79,193)	1,130,030	75,100,652	3,345	(1,088,065)	(78,364)	79,980,581

¹ Impairment - Estimated loss due to assets being irrecoverable

(a)The balance of concessions is composed of the values of the renegotiation of the hydrological risk and the additions from the new concession contracts signed in June 2022. More information, see note 1.2.1.

	Balance as of	Additions /	Write-offs /		Assets held		Balance as of
	12/31/2020	Constitutions	Reversals	Amortization	for sale	Transfers	12/31/2021
Intangible assets in service
Renegotiation of Hydrological Risk	155,140	3,893,389	(27,440)	(223,848)	—	372,498	4,169,739
Software	123,339	877	(2,518)	(52,712)	—	51,111	120,097
Goodwill	306,602	57,626	—	(10,700)	2	(195,070)	158,460
Easements	83,223	6,799	—	(1,954)	—	—	88,068
Use of the Public Good	31,210	80,320	(41,213)	(4,814)	(476)	3,981	69,008
Others	699,514	4,039,011	(71,171)	(294,028)	(474)	232,520	4,605,372

Impairment[1]	(305,292)	(684)	40,814	—	—	195,070	(70,092)
	394,222	4,038,327	(30,357)	(294,028)	(474)	427,590	4,535,280

Intangible assets in progress
Software	185,487	111,617	(12,174)	—	—	(8,989)	275,941
Easements	882	—	—	—	(227)	(655)	—
Others	204,903	393,472	(181)	—	—	(417,239)	180,955
	391,272	505,089	(12,355)	—	(227)	(426,883)	456,896

	785,494	4,543,416	(42,712)	(294,028)	(701)	707	4,992,176

¹ Impairment - Estimated loss due to assets being irrecoverable

Schedule of average amortization rate and historical cost

	12/31/2022					12/31/2021
	Average				Average
	Amortization		Accumulated		Amortization		Accumulated
	Rate	Cost Historic	Amortizations	Net Value	Rate	Cost Historic	Amortizations	Net Value
Intangible assets in service
Concessions	6.12%	80,484,396	(1,427,707)	79,056,689	10.16%	4,557,858	(388,119)	4,169,739
Software	22.62%	473,331	(360,798)	112,533	20.00%	585,584	(465,487)	120,097
Goodwill	3.39%	241,527	(148,888)	92,639	3.56%	300,512	(142,052)	158,460
Use of the Public Good	2.75%	306,888	(89,084)	217,804	3.53%	107,547	(19,479)	88,068
Others	21.31%	322,737	(174,366)	148,371	18.65%	169,665	(100,657)	69,008
		81,828,879	(2,200,843)	79,628,036		5,721,166	(1,115,794)	4,605,372

Impairment¹				(152,988)				(70,092)

		81,828,879	(2,200,843)	79,475,048		5,721,166	(1,115,794)	4,535,280

Intangible assets in progress
Software		304,839	—	304,839		275,941	—	275,941
Others		200,694	—	200,694		180,955	—	180,955
		505,533	—	505,533		456,896	—	456,896

		82,334,412	(2,200,843)	79,980,581		6,178,062	(1,115,794)	4,992,176

¹ Impairment - Estimated loss due to assets being irrecoverable

Schedule of consolidated annual amortization flow of the new concessions

2023	2024	2025	2026	2027 to 2051	2052
1,379,845	1,692,644	2,005,443	2,318,242	2,631,042	1,315,521